Stock Option Plan - Schedule of Fair Value of Stock Options Granted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Stock Options Granted [Abstract]
Expected term (in years)	6 years 1 month 6 days	5 years 8 months 12 days	5 years 10 months 24 days	5 years 8 months 12 days
Expected volatility	64.90%	65.40%	65.00%	64.70%
Risk-free rate	3.90%	4.10%	4.10%	4.00%
Dividend yield